Investments - Gross unrealized losses by unrealized loss position and credit quality (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Available for sale securities, unrealized losses having loss of twenty percent or higher, greater than 12 months	$ (1)
Investment grade
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(117)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	0
Total unrealized losses	(117)	$ (22)
Below investment grade
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(10)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	(3)
Total unrealized losses	(13)	(20)
Available for sale securities, unrealized losses having loss of less than twenty percent, less than 12 Months	8
Fixed income securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities with unrealized loss position less than 20% of amortized cost, net	(127)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net	(3)
Total unrealized losses	$ (130)	$ (42)